Provision for Unpaid Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Net unpaid losses and loss adjustment expenses, beginning of period	$ 74,869	$ 54,988
Incurred losses and loss adjustment expenses:
Current accident year	36,919	26,193
Prior accident year	0	0
Total incurred losses and loss adjustment expenses	36,919	26,193
Effect of foreign currency rate changes	83	13
Net reserves for losses and loss adjustment expenses, end of period	111,871	81,194
Reinsurance recoverables	0	0
Gross reserves for losses and loss adjustment expenses, end of period	$ 111,871	$ 81,194	$ 109,351